OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER CURRENT ASSETS [Abstract]
Breakdown of Other Current Assets
The following table provides a breakdown of other current assets:
	December 31,
(In millions)	2020	2019	2018
Value added and other tax receivables	€187.7	€156.9	€125.4
Other Receivables	109.8	28.5	33.8
Prepaid expenses	27.4	27.7	17.9
Other	33.1	29.6	28.5
Other current assets, total	€358.0	€242.7	€205.6
Total other current assets, net	€358.0	€242.7	€205.6